Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (millions)	Adjusted Net Income(5) (millions)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return(2)(3)
2024	$20,471,976	$(3,957,314)	$6,325,173	$(256,544)	130	147	$5,971	$7,677
2023	$21,889,039	$16,222,856	$8,918,210	$8,173,085	164	143	$5,991	$7,838
2022	$20,931,081	$35,256,056	$6,710,732	$10,889,052	176	140	$5,888	$7,008
2021	$19,348,241	$50,432,186	$6,446,802	$15,664,365	157	143	$6,149	$6,300
2020	$17,109,952	$28,321,967	$5,388,978	$7,263,535	108	113	$4,572	$5,984

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote	The PEO for each of the years presented was Gail Boudreaux and the non-PEO NEOs for 2020, 2021 and 2022 were John Gallina, Peter Haytaian, Gloria McCarthy and Felicia Norwood. The non-PEO NEOs for 2023 were Mark Kaye, Peter Haytaian, Felicia Norwood, Blair Todt and John Gallina.
Peer Group Issuers, Footnote	Company selected peer group is the S&P 500 Health Care Index, the same peer group as reported in Part II, Item 5 in our Form 10-K.
PEO Total Compensation Amount	$ 20,471,976	$ 21,889,039	$ 20,931,081	$ 19,348,241	$ 17,109,952
PEO Actually Paid Compensation Amount	$ (3,957,314)	16,222,856	35,256,056	50,432,186	28,321,967
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid for 2024, the following amounts were deducted from and added to the Summary Compensation Table total compensation reported for each of these individuals:
Reconciliation of Summary Compensation Table (“SCT”) Total Compensation to Compensation Actually Paid:

	2024
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)
SCT Total	$20,471,976	$6,325,173
Add / (Subtract):
Adjustments for defined benefit and actuarial pension plans(i)	$—	$—
Adjustments for stock and option awards(ii):
SCT amounts	$(16,800,021)	$(4,850,082)
Year-end fair value for awards granted in the covered year	$9,163,524	$2,645,418
Change in fair value of outstanding unvested awards from prior years	$(18,309,520)	$(4,567,147)
Vesting date fair value of awards granted and vesting during covered year	$—	$—
Change in fair value for prior year awards that vested during the covered year	$1,516,727	$190,094
Fair value of awards forfeited during the covered year	$—	$—
Dividends or other earnings paid on awards in the covered year prior to vesting	$—	$—
Compensation Actually Paid	$(3,957,314)	$(256,544)
(i)Represents the change in the actuarial present value of the accumulated benefit under defined benefit and pension plans reported in the Summary Compensation Table for Mr. Kendrick. The value of Mr. Kendrick's benefits under such pension plans decreased by $2,608 in 2024, so, in accordance with the SEC's rules, no amount is shown for 2024. No other NEO is eligible for benefits under a defined benefit or actuarial pension plan.
(ii)Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid.

Non-PEO NEO Average Total Compensation Amount	$ 6,325,173	8,918,210	6,710,732	6,446,802	5,388,978
Non-PEO NEO Average Compensation Actually Paid Amount	$ (256,544)	8,173,085	10,889,052	15,664,365	7,263,535
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Compensation Actually Paid for 2024, the following amounts were deducted from and added to the Summary Compensation Table total compensation reported for each of these individuals:
Reconciliation of Summary Compensation Table (“SCT”) Total Compensation to Compensation Actually Paid:

	2024
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)
SCT Total	$20,471,976	$6,325,173
Add / (Subtract):
Adjustments for defined benefit and actuarial pension plans(i)	$—	$—
Adjustments for stock and option awards(ii):
SCT amounts	$(16,800,021)	$(4,850,082)
Year-end fair value for awards granted in the covered year	$9,163,524	$2,645,418
Change in fair value of outstanding unvested awards from prior years	$(18,309,520)	$(4,567,147)
Vesting date fair value of awards granted and vesting during covered year	$—	$—
Change in fair value for prior year awards that vested during the covered year	$1,516,727	$190,094
Fair value of awards forfeited during the covered year	$—	$—
Dividends or other earnings paid on awards in the covered year prior to vesting	$—	$—
Compensation Actually Paid	$(3,957,314)	$(256,544)
(i)Represents the change in the actuarial present value of the accumulated benefit under defined benefit and pension plans reported in the Summary Compensation Table for Mr. Kendrick. The value of Mr. Kendrick's benefits under such pension plans decreased by $2,608 in 2024, so, in accordance with the SEC's rules, no amount is shown for 2024. No other NEO is eligible for benefits under a defined benefit or actuarial pension plan.
(ii)Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid.

Compensation Actually Paid vs. Total Shareholder Return
As shown in the following charts, Net Income and Adjusted Net Income have generally increased or remained approximately flat year-over-year since 2020, while the PEO and other NEOs’ Compensation Actually Paid has varied significantly each year. This is primarily due to the significant emphasis we place on equity-based compensation, which is sensitive to changes in our stock price and is more closely aligned with our Total Shareholder Return.

Compensation Actually Paid vs. Net Income
As shown in the following charts, Net Income and Adjusted Net Income have generally increased or remained approximately flat year-over-year since 2020, while the PEO and other NEOs’ Compensation Actually Paid has varied significantly each year. This is primarily due to the significant emphasis we place on equity-based compensation, which is sensitive to changes in our stock price and is more closely aligned with our Total Shareholder Return.

Tabular List, Table

Most Important Measures for Determining NEO Pay
Adjusted Net Income	Operating Revenue
Adjusted Net Income Growth	Total Revenue Growth

Total Shareholder Return Amount	$ 130	164	176	157	108
Peer Group Total Shareholder Return Amount	147	143	140	143	113
Net Income (Loss)	$ 5,971,000,000	$ 5,991,000,000	$ 5,888,000,000	$ 6,149,000,000	$ 4,572,000,000
Company Selected Measure Amount	7,677,000,000	7,838,000,000	7,008,000,000	6,300,000,000	5,984,000,000
PEO Name	Gail Boudreaux
Additional 402(v) Disclosure
The fair values of stock options granted as of the end of 2024 and the year-over-year changes in the fair values of stock options outstanding at the end of, or that vested during, 2024 were calculated using a binomial lattice valuation model, as further described in Note 15, “Capital Stock,” of the Notes to our Consolidated Financial Statements included in Part II, Item 8 of our Form 10-K. The following ranges of assumptions were used to estimate these fair values:

Calendar Year	Risk-Free Interest Rate	Volatility Factor	Dividend Yield (Annual)
2024	3.74 - 4.56%	29 - 32%	1.3 - 1.8%
The fair value of PSUs that vested during 2024 was calculated using the actual performance results of 162.9% as described in the Compensation Discussion & Analysis in the 2024 Proxy Statement.
The fair value of PSUs that will vest during 2025 was calculated using the actual performance results of 95.1% as described in the Compensation Discussion & Analysis in this Proxy Statement.
The fair value of in-flight PSUs was calculated based on the probable performance as determined at the end of the applicable covered year, which is forecasted to be below the target level of performance.
	Based upon an initial investment of $100 on December 31, 2019 with dividends reinvested.Our 2021 and 2022 Net Income was recast in 2023 to include the impact of the Accounting Standards Update 2018-12 Adoption. Therefore, the 2021 and 2022 Net Income reported in these disclosures has been adjusted to reflect the recast amounts.Our Company-selected measure is “Adjusted Net Income," calculated as GAAP Shareholders' Net Income, as adjusted for those items set forth in Annex A to this Proxy Statement, and further adjusted for those items that the Committee believes distort the view of management performance and that, if not adjusted, might misalign management incentives under the AIP. For 2024, these additional adjustments included a $17.3 million decrease related to 2024 acquisitions. For 2023, these additional adjustments included a $29.3 million net decrease to exclude 2023 acquisitions and other non-material administrative adjustments. For 2022, these additional adjustments included a $131.0 million increase to exclude the impact of the Accounting Standards Update 2018-12 Adoption and a $50.8 million net decrease to exclude 2022 acquisitions and other non-material administrative adjustments. For 2021, these additional adjustments included a $54.0 million decrease to exclude the impact of the Accounting Standards 2018-12 Adoption and a $111.0 million net decrease to exclude 2021 acquisitions and other non-material administrative adjustments. For 2020, these additional adjustments included a $267.3 million increase related to our response to the COVID-19 pandemic.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,800,021)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,163,524
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,309,520)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,516,727
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,608)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,850,082)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,645,418
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,567,147)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,094
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0